UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/14 - 04/30/15

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)












Semi-Annual Report
April 30, 2014
(Unaudited)

Management's Discussion of Fund Performance

June 26, 2015

Dear Fellow Shareholders:

We are very proud to present the April 2015 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

These last six months have been mixed for the market but very good to our shareholders. The Unrestricted Series bested our benchmark (the ValueLine Geometric Index) by nearly three times and the Greater Western New York Series also beat it, albeit by a lesser amount. It's important to remember, though, past performance can never guarantee future results, so no one can predict what the future holds.

Remember, our focus has always been on reducing the downside. This has helped us over the long-term. Recall how well we did, both in relative and absolute terms, during the market drops of the early and late 2000s. We continue to hold our defensive posture today. That said, our defensive stance in the Greater Western New York Series is capped as the SEC requires us to keep 80% invested in local stocks at all times, even when we think the market is overvalued.

The economy, like the market, continues to offer mixed signals. We have been at times teetering on the cusp of a recession. The economic fundamentals remain lackluster, and the imminent move by the Federal Reserve to raise rates (something they've been promising for some time now) is likely to have at least a short-term negative impact on the market. That said, until the economy shows some signs of life, the Fed is likely to hold back on raising rates.

In terms of individual stock performance, the Unrestricted Series was led by Almost Family, Amazon, Allergan, and Mylan, all up by nearly 35% or more. In all, for the period, a dozen of our stocks (representing about a third of the total portfolio) were up double digits. Underperforming companies include Johnson & Johnson, Zumiez, Intel, Fastenal, and Meridian Biosciences, all down slightly. Given the fact the overall market has been in trading range for some time, it's not hard to believe some of this movement reflects a broader market rotation.

In the Greater Western New York Series, Taylor Devices, Ultralife, Astronics, and Constellation Brands led the pack with returns in excess of 26% each. In addition, 8 other stocks were up more than double digits. Unfortunately, sixteen stocks had negative performance, including three that were down more than 15% (VirtualScopics, Graham, and IEC Electronics), all three of these small stocks being highly susceptible to liquidity constraints.

We are heading into the market cycle that favors stock selection. We hope to be able to take advantage of it as we have done in the past.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/04 to 4/30/15. These changes are then compared to a $10,000 investment in the Value Line Geometric
Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

6/30/2004          $10,000                        $10,000
6/30/2005          $10,279                        $10,483
6/30/2006          $10,413                        $11,227
6/30/2007          $12,344                        $13,098
6/30/2008          $11,048                        $ 9,872
10/31/2008         $ 9,118                        $ 6,812
10/31/2009         $ 9,640                        $ 7,461
10/31/2010         $11,359                        $ 9,033
10/31/2011         $12,505                        $ 8,966
10/31/2012         $13,138                        $ 9,391
10/31/2013         $16,318                        $12,530
10/31/2014         $18,769                        $13,108
4/30/2015          $20,418                        $13,483

Annualized
Returns Ending   Bullfinch Fund Inc.          Value Line
10/31/2015       Unrestricted Series          Geometric Index

One - Year       +  14.89%                    +    4.78%
Five - Year      +  11.66%                    +    7.77%
Ten - Year       +   7.61%                    +    2.76%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2004          $10,000                        $10,000
6/30/2005          $10,540                        $10,483
6/30/2006          $11,654                        $11,227
6/30/2007          $13,114                        $13,098
6/30/2008          $11,779                        $ 9,872
10/31/2008         $10,055                        $ 6,812
10/31/2009         $ 9,708                        $ 7,461
10/31/2010         $12,235                        $ 9,033
10/31/2011         $13,412                        $ 8,966
10/31/2012         $14,170                        $ 9,391
10/31/2013         $18,394                        $12,530
10/31/2014         $20,446                        $13,108
4/30/2015          $21,080                        $13,483

Annualized
Returns Ending  Bullfinch Fund Inc.           Value Line
10/31/2015      Greater WNY Series            Geometric Index

One - Year      -   2.62%                     +    4.78%
Five - Year     +   9.19%                     +    7.77%
Ten - Year      +   6.96%                     +    2.76%




UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2015
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,981,830                    $ 6,544,741

Cash                                                   1,422,474

Accrued Interest and Dividends                             8,024

Prepaid Expenses                                           4,277
                                                    ------------
Total Assets                                        $  7,979,516
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                    $     32,738


NET ASSETS

Net Assets (Equivalent to $21.13 per share
   based on 376,018.971 shares of stock outstanding)   7,946,778
                                                    ------------

Total Liabilities and Net Assets                     $ 7,979,516
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      376,018.971 Shares Outstanding                $  5,129,220

Accumulated Net Investment Loss                          254,647
                                                    ------------

Net Unrealized Depreciation on Investments             2,562,911
                                                    ============

Net Assets at April 30, 2015                        $  7,946,778





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2015
(UNAUDITED)


Level 1 - Common Stocks - 82.15%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

                                          Historical
                               Shares     Cost        Value


Computers - Software - 13.19%
  Adobe Systems Inc.*           3,250       84,678     247,195
  Microsoft Corp.               6,200      151,626     301,568
  Oracle Corp.                  5,500       56,122     239,910
  Synopsis, Inc. *              5,600      115,460     262,528
                                        ----------  ----------
                                           407,886   1,051,201

Semiconductors - 8.76%
  Cree Inc.*                    6,800      207,660     215,424
  Intel Corp.                   5,000       85,564     162,750
  NVIDIA Corp.                  5,300       94,417     117,633
  Tessera Technologies          5,600       96,089     202,216
                                        ----------  ----------
                                           483,730     698,023

Medical Products and Supplies - 7.64%
   Edwards Lifesciences*        2,750      184,878     348,287
  Johnson & Johnson             2,400      136,714     238,080
  Medtronic Inc.                  300       23,085      22,335
                                        ----------  ----------
                                           344,677     608,702
Retail - Specialty - 6.11%
  Fastenal Co.                  4,800       83,684     204,576
  Zumiez Inc.*                  8,900      193,235     282,219
                                        ----------  ----------
                                           276,919     486,795
Pharmaceuticals - 5.71%
  Mylan Inc.*                   6,300      363,525     455,238

Computers - Networking - 3.87%
  Cisco Systems, Inc.          10,700      160,238     308,481

Internet Services - 3.87%
  Amazon.com Inc.*                730      145,358     307,899

Telecommunications - 3.43%
  AT&T Corp.                    3,800      134,073     131,632
  Verizon                       2,800      136,812     141,232
                                        ----------  ----------
                                           270,885     272,864
Insurance - 3.42%
  Gallagher Arthur J & Co.      5,700      138,298     272,631


                                          Historical
                               Shares     Cost        Value

Level 1 - Common Stocks - 82.15%

Electrical Equipment - 3.31%
  Corning Inc.                  7,300       66,773     152,789
  General Electric Co.          4,100       77,607     111,028
                                        ----------  ----------
                                           144,380     263,817
Food Processing - 3.28%
  Sensient Technologies         4,000       80,550     261,440

Retail - General - 3.18%
  Fred's Inc. Class A          15,000      152,560     253,050

Oil & Related - 2.99%
  Total SA ADR                  4,400      227,558     238,040

Commercial Services - 2.89%
  Paychex, Inc.                 4,750      130,495     229,853

Leisure & Recreational - 2.79%
  Mattel Inc.                   7,900      220,008     222,464

Tobacco Products - 1.89%
  Universal Corp. VA            3,200      120,756     150,496

Aerospace - 1.67%
  AAR Corporation               4,400       83,191     133,056

Electronics Components - 1.55%
  TE Connectivity Ltd.          1,850       50,371     123,118

Biotech - 1.51%
  Meridian Bioscience, Inc.     6,800      118,878     120,496

Industrial Services - 1.09%
  Expeditors Int'l Washington   1,900       61,567      87,077
                                        ----------  ----------
Total Investments in Securities          3,981,830   6,544,741

Level 1 - Cash & Equivalents - 17.85%

Schwab Money Market                                  1,422,474
7 Day Yield .01%
                                        ----------  ----------
Total Invested Assets                   $3,981,830  $7,967,215
                                        ==========  ==========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2015
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $     133,056      1.67%
Biotech                             $     120,496      1.51%
Commercial Services                 $     229,853      2.89%
Computers - Networking              $     308,481      3.87%
Computers - Software                $   1,051,201     13.19%
Electrical Equipment                $     263,817      3.31%
Electronics Components              $     123,118      1.55%
Food Processing                     $     261,440      3.28%
Industrial Services                 $      87,077      1.09%
Insurance                           $     272,631      3.42%
Internet Services	                   $     307,899      3.87%
Leisure & Recreational              $     222,464      2.79%
Medical Products & Supplies         $     608,702      7.64%
Oil & Related                       $     238,040      2.99%
Pharmaceuticals                     $     455,238      5.71%
Retail - General                    $     253,050      3.18%
Retail - Specialty                  $     486,795      6.11%
Semiconductors                      $     698,023      8.76%
Telecommunications                  $     272,864      3.43%
Tobacco Products                    $     150,496      1.89%
                                    -------------    -------
Total Equities                      $   6,544,741     82.15%

Cash & Equivalents (7 day yield .01%)$  1,422,474     17.85%

                                    -------------    -------
Total Invested Assets                $  7,967,215    100.00%
                                      -----------    -------

The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2014
TO APRIL 30, 2015, FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 and 2012 (UNAUDITED)

                             4/2015       10/2014       10/2013       10/2012
INVESTMENT INCOME:
   Dividends               $ 55,679      $ 97,659    $  108,000    $   78,308
EXPENSES:
   Adviser Fees              38,751        69,293        59,091        51,906
   Legal and Professional     6,634        13,072        13,259        13,443
   Director's Fees            1,200         1,200         1,600         1,200
   D&O/E&O                    4,207         8,280         8,156         8,150
   Fidelity Bond                922           921             0         1,228
   Taxes                      1,183           450           454           450
   Telephone                     40           134            40           167
   Registration Fees              0         1,550         2,297           865
   Custodian Fees             3,625         3,932         3,475         5,562
   Travel                         0             0         1,189             0
   Dues and Subscriptions     1,712         2,084         2,142         2,061
                           --------      --------      --------      --------
Total expense                58,274       100,916        91,703        85,032
                           --------      --------      --------      --------
Net investment income (loss) (2,595)       (3,257)       16,297        (6,724)
                           --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from securities
      Transactions          626,445       365,726       246,936       143,783
  Unrealized appreciation (depreciation)
      during the period       7,336       569,374       955,907       109,313
                           --------      --------      --------      --------
  Net gain (loss)
      on investments        633,781       935,100     1,202,843       253,096
                           --------      --------      --------      --------
CHANGE IN NET ASSETS
  FROM OPERATIONS        $  631,186    $  931,843    $1,219,140     $ 246,372
                           ========      ========      ========      ========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2014 TO APRIL 30, 2015, FOR THE YEARS ENDED OCTOBER 31, 2014, 2013
AND 2012 (UNAUDITED)

	                       4/2015       10/2014       10/2013       10/2012
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment
   income (loss)        $    (2,595)     $  (3,257)    $  16,297    $  (6,724)
 Net realized gain (loss) from securities
    transactions            626,445       365,726       246,936       143,783
 Net change in unrealized appreciation (depreciation)
    of investments            7,336       569,734       955,907       109,313
                           --------      --------      --------      --------
Change in net assets
    from operations         631,186       931,843     1,219,140       246,372

CAPITAL SHARE TRANSACTIONS:
   Sales                    238,472       305,239       355,503       294,983
   Redemptions              (50,338)     (396,817)     (208,578)     (226,931)
                           --------      --------      --------      --------
Distribution to shareholders from:
   Distribution of
         capital gains     (365,721)     (246,936)     (143,777)            0
   Distribution of
         ordinary income          0       (16,284)      (19,498)       (3,217)
                           --------      --------      --------      --------
   Reinvested dividend
         Distributions      365,721       263,220       163,275         3,217
Total capital share
   Transactions             188,134       (91,578)      146,925        68,052
                           --------      --------      --------      --------
Increase (decrease)
   in net assets            819,320       840,265     1,366,065       314,424

NET ASSETS:
  Beginning of period     7,127,458     6,287,193     4,921,128     4,606,704
                           --------      --------      --------      --------
  End of period         $ 7,946,778   $ 7,127,458   $ 6,287,193   $ 4,921,128
                           ========      ========      ========      ========
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF:
                               4/30/15
LEVEL 1
COMMON STOCKS                $6,544,741
CASH & EQUIVALENTS           $1,422,474
                             ----------
TOTAL INVESTED ASSETS        $7,967,215

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011, in the form of stock dividends equal to 215.509 shares of stock. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock. The Series made a distribution of its capital gains of $246,936 to its shareholders on December 27, 2013, in the form of stock dividends equal to 12,715.543 shares of stock. The Series made a distribution of its ordinary income of $16,284 to its shareholders on October 22, 2014, in the form of stock dividends equal to 839.797 shares of stock. The Series made a distribution of its capital gains of $365,721 to its shareholders on December 26, 2014, in the form of stock dividends equal to 17,971.591 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2014 to April 30, 2015, the Series purchased $447,566 of common stock. During the same period, the Series sold $443,391 of common stock. The Series also sold a 700,000 par value Treasury Bill.

For the year ended October 31, 2014, the Series purchased $537,014 of common stock. During the same period, the Series sold $785,410 of common stock. The Series also purchased a 700,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $368,637 of common stock. During the same period, the Series sold $418,874 of common stock

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

At April 30, 2014, the gross unrealized appreciation for all securities totaled $2,253,934 and the gross unrealized depreciation for all securities totaled $0, or a net unrealized appreciation of $2,253,934. The aggregate cost of securities for federal income tax purposes at April 30, 2014 was $3,219,978.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409, or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $3,364,393.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720, or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2014 to April 30, 2015, and the years ended October 31, 2014, October 31, 2013 and October 31, 2012, the fund paid investment adviser fees of $38,751, $69,293, $59,091, and $51,906, respectively.

On April 30, 2015, the fund had $6,726 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at October 31, 2011              315,178.204     $ 4,022,254

Shares sold during 2012                   19,427.009         294,983
Shares redeemed during 2012              (14,291.005)       (226,931)
Reinvestment of Distributions,
    December 27, 2011                        215.509           3,217

Balance at October 31, 2012              320,529.717     $ 4,093,523

Shares sold during 2013                   22,094.358         355,503
Shares redeemed during 2013              (12,513.333)       (208,578)
Reinvestment of Distributions,
    December 29, 2012                     10,489.486         163,275

Balance at October 31, 2013              340,600.228     $ 4,403,723

Shares Sold during 2014                   15,685.035         305,239
Shares Redeemed during 2014              (20,720.660)       (396,817)
Reinvestment of Distributions,
    December 27, 2013                     12,715.543         246,936
Reinvestment of Distributions,
    October 22, 2014                         839.797          16,284

Balance at October 31, 2014              349,119.943     $ 4,575,365


Shares Sold during period                 11,320.157         238,472
Shares Redeemed during period             (2,392.720)        (50,338)
Reinvestment of Distributions,
    December 26, 2014                     17,971.591         365,721

Balance at April 30, 2015                376,018.971     $ 5,129,220


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2014 TO APRIL 30, 2015,
FOR THE YEARS ENDED OCTOBER 31, 2014, 2013, 2012, 2011, AND 2010
(UNAUDITED)


                   April  October  October  October  October  October
                    2015     2014     2013     2012     2011     2010

NET ASSET VALUE,
  beginning
  of period      $  20.42 $ 18.46  $ 15.35  $ 14.62  $ 13.28  $ 11.27

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
   (loss)          (0.01)   (0.01)    0.05    (0.02)    0.01    (0.02)
  Net gain (loss) on
   securities both realized
   and unrealized   1.77     2.74     3.57     0.76     1.33     2.03

Total from investment
   operations       1.76     2.73     3.62     0.74     1.34     2.01

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Distribution of
     Capital Gains (1.05)   (0.72)   (0.45)    0.00     0.00     0.00
   Distribution of
     Ordinary Income 0.00   (0.05)   (0.06)   (0.01)    0.00     0.00
Total Stock Dividend
   Distributions   (1.05)   (0.77)   (0.51)   (0.01)    0.00     0.00

NET ASSET VALUE,
   end of period $ 21.13  $ 20.42  $ 18.46  $ 15.35  $ 14.62  $ 13.28

NET ASSETS, end of period
 $7,946,778 $6,782,282 $5,776,662 $4,921,128 $4,606,704 $4,356,736

                   Actual** Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE
    NET ASSETS*     0.77%**  1.51%    1.63%    1.73%    1.82%    1.89%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE
    NET ASSETS*    (0.03%)**(0.05)%   0.29%   (0.14)%   0.07%   (0.14)%

PORTFOLIO TURNOVER
    RATE*           5.87%** 11.74%    6.54%    7.23%   11.37%   19.94%

TOTAL RETURN        8.79%   15.02%   24.20%    5.06%   10.09%   17.83%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2014 to April 30, 2015











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2015
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $898,166                          $ 1,645,972

Cash                                                             218,718

Accrued Interest and Dividends                                     1,426

Prepaid Expenses                                                     475
                                                              ----------

Total assets                                                 $ 1,866,591
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     2,479
                                                              ----------


NET ASSETS

Net assets (equivalent to $20.84 per share
    based on 89,452.503 shares of stock outstanding)           1,864,112
                                                              ----------

Total Liabilities and Net Assets                             $ 1,866,591
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      89,452.503 Shares Outstanding                           $1,213,064

Accumulated net investment loss                                  (96,758)

Net unrealized appreciation on investments                       747,806
                                                              ----------

Net assets at April 30, 2015                                  $1,864,112
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2015 (UNAUDITED)

Level 1 - Common Stocks - 88.27%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

                                          Historical
                                   Shares     Cost        Value


Electronics Components - 7.90%
  Astronics Corp.                    940      3,025      $53,693
  IEC Electronics Corp.            4,518      6,984       19,924
  TE Connectivity Ltd.             1,000     27,259       58,980
                                           --------     --------
                                             37,268      132,597
Electrical Equipment - 8.46%
  Corning, Inc.                    2,200     26,502       46,046
  General Electric Co.             1,450     35,248       39,266
  Ultralife Corporation*          17,400     65,037       72,469
                                           --------     --------
                                            126,787      157,781
Medical Products & Supplies - 8.00%
  Bristol-Myers Squibb Co.         1,000     21,938       63,730
  Greatbatch  Inc.*                  850     18,984       45,832
  Johnson & Johnson                  400     22,617       39,680
                                           --------     --------
                                             63,539      149,242
Telecommunications - 7.48%
  AT&T Corp.                         950     33,705       32,908
  Frontier Communications         10,400     53,231       71,344
  Verizon Communications             700     34,210       35,308
                                           --------     --------
                                            121,146      139,560
Electronics Components - 6.51%
  Astronics Corp.*                 1,128      3,025       75,926
  IEC Electronics Corp.*           4,518      6,984       18,840
  TE Connectivity Ltd                400     10,904       26,620
                                           --------     --------
                                             20,913      121,386
Aerospace - 6.19%
  Harris Corporation                 500     24,989       40,120
  Moog, Inc. Class A*                637     15,976       44,514
  Northrop Grumman                   200      2,294       30,808
                                           --------     --------
                                             43,259      115,442
Airlines - 5.55%
  Southwest Airlines Co.           2,550     46,848      103,428

Retail - Specialty - 5.48%
  Fastenal Co.                       800     13,954       34,096
  Zumiez Inc.*                     2,150     46,937       68,176
                                           --------     --------
                                             60,891      102,272
Railroads - 4.49%
  Genesee & Wyoming Class A*         900      2,522       83,655

Real Estate & Related - 4.39%
  Home Properties Inc.               400     14,797       29,424
  Sovran Self Storage                600     22,310       52,404
                                           --------     --------
                                             37,107       81,828
Banking & Finance - 4.17%
  Community Bank System            1,200     23,452       41,940
  M &T Bank Corp.                    300     29,839       35,901
                                           --------     --------
                                             53,291       77,841
Automotive - 3.37%
  Monro Muffler Brake Inc.         1,050     12,443       62,885

Leisure & Recreational - 3.02%
  Mattel Inc.                      2,000     55,705       56,320

                                          Historical
                                   Shares     Cost        Value

Level 1 - Common Stocks - 88.27%

Computers - Services - 2.65%
  Computer Task Group Inc.         6,000     33,877       49,380

Computers - Distributors - 2.63%
  Ingram Micro Inc.*               1,950     45,446       49,062

Utilities - Natural Resources - 2.59%
  National Fuel Gas Co.              750     39,840       48,338

Commercial Services - 2.53%
    Paychex, Inc.                    975     25,852       47,180

Foods & Beverages - 2.49%
  Constellation Brands Inc.          400      2,509       46,376

Computers - Software - 2.11%
  Oracle Corporation                 900     12,070       39,258

Steel - 1.78%
  Gibraltar Industries Inc.*       2,000     25,111       33,120

Metal Fabrication & Hardware - 1.76%
  Graham Corporation               1,400     15,140       32,760

Environmental Services - 0.94%
  Ecology & Environment            2,000     25,398       17,601

Office Equipment - 0.86%
  Xerox Corporation                1,400     17,816       16,100

Instruments - 0.61%
  Taylor Devices*                    877      4,394       11,405

Machinery - 0.14%
  Columbus McKinnon Corp.            100      2,344        2,536

Industrial Materials - 0.04%
  Servotronics, Inc.                 100        937          666

Health Care Service Provider - 0.03%
  VirtualScopics Inc.*               200      2,981          550
                                           --------     --------

Total Investments in Securities             898,166    1,645,972

Level 1 - Cash & Equivalents - 11.73%
Schwab Money Market                                      218,718
7 Day Yield .01%
                                           --------     --------
Total Invested Assets                     $ 898,166   $1,864,690
                                           ========     ========


GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2015 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $      115,442      6.19%
Airlines                           $      103,428      5.55%
Automotive                         $       62,885      3.37%
Banking & Finance                  $       77,841      4.17%
Commercial Services                $       47,180      2.53%
Computers - Distributors           $       49,062      2.63%
Computers - Services               $       49,380      2.65%
Computers - Software               $       39,258      2.11%
Electrical Equipment               $      157,781      8.46%
Electronics Components             $      121,386      6.51%
Environmental Services             $       17,601      0.94%
Foods & Beverages                  $       46,376      2.49%
Health Care Service Provider       $          550      0.03%
Industrial Materials               $          666      0.04%
Instruments                        $       11,405      0.61%
Leisure & Recreational             $       56,320      3.02%
Machinery                          $        2,536      0.14%
Medical Products & Supplies        $      149,242      8.00%
Metal Fabrication & Hardware       $       32,760      1.76%
Office Equipment                   $       16,100      0.86%
Railroads                          $       83,655      4.49%
Real Estate & Related              $       81,828      4.39%
Retail - Specialty                 $      102,272      5.48%
Steel                              $       33,120      1.78%
Telecommunications                 $      139,560      7.48%
Utilities - Natural Resources      $       48,338      2.59%
                                   --------------   --------
Total Equities                       $  1,645,972      88.27%

Cash & Equivalents
(7 day yield .01%)                 $      218,718     11.73%
                                   --------------   --------

Total Invested Assets              $    1,864,690    100.00%
                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2014 TO
APRIL 30, 2015, FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012
(UNAUDITED)

                             4/2015       10/2014       10/2013       10/2012
INVESTMENT INCOME:
   Dividends                $10,061       $21,749       $16,882      $ 13,079
EXPENSES:
   Adviser Fees              10,350        19,210        15,688        13,035
   Legal and Professional       967         1,485         1,473         1,705
   Director's Fees            1,200         1,200         1,600         1,200
   D&O/E&O                      467           920           906           905
   Fidelity Bond                102           102             0           136
   Taxes                        300           450           455           450
   Telephone                     40           134            40           167
   Registration Fees              0         1,685            23            90
   Custodian Fees             1,375         1,626         1,195         1,687
   Travel                         0             0           132             0
   Dues and Subscriptions       912         1,284         1,342         1,261
                           --------      --------      --------     ---------
Total expense                15,713        28,096        22,854        20,636
                           --------      --------      --------     ---------
Net investment income (loss) (5,652)       (6,347)       (5,972)       (7,557)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities
      transactions              344       180,453        (4,630)      (23,948)
   Unrealized appreciation (depreciation)
      during the period      59,968         1,812       357,908        87,830
                           --------      --------      --------     ---------
   Net gain (loss)
       on investments        60,312       182,265       353,278        63,882
                           --------      --------      --------     ---------

CHANGE IN NET ASSETS FROM
       OPERATIONS          $ 54,660      $175,918      $347,306      $ 56,325
                           ========      ========      ========     =========

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2014 TO APRIL 30, 2015, FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012 (UNAUDITED)

                             4/2015       10/2014       10/2013       10/2012
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment
    income (loss)          $ (5,652)     $ (6,347)     $ (5,972)    $  (7,557)
Net realized gain (loss) from
    securities transactions     344       180,453        (4,630)      (23,948)
Net change in unrealized
    appreciation (depreciation)
    of investments           59,598         1,812       357,908        87,830
                           --------      --------      --------     ---------
Change in net assets
    from operations          54,660       175,918       347,306        56,325

CAPITAL SHARE TRANSACTIONS:
   Sales                     45,938        58,733       113,714        98,950
   Redemptions              (10,747)      (14,657)       (8,233)       (7,954)
                           --------      --------      --------     ---------
Distribution to Shareholders From:
   Distribution of
      Capital Gains        (180,451)            0             0             0
                           --------      --------      --------     ---------
   Reinvested Dividend
       Distributions        180,451             0             0             0
Total capital share
   transactions              35,191        44,076       105,481        90,996
                           --------      --------      --------     ---------
Increase (decrease)
   in net assets             89,851       219,994       452,787       147,321

NET ASSETS:
   Beginning of period    1,774,261     1,544,267     1,101,480       954,159
                           --------      --------      --------     ---------
   End of period         $1,864,112    $1,774,261    $1,554,267    $1,101,480
                           ========      ========      ========     =========

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2015 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 4/30/15

LEVEL 1
COMMON STOCKS            $ 1,645,972
CASH & EQUIVALENTS       $   218,718
TOTAL INVESTED ASSETS    $ 1,864,690

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the


Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its capital gains of $180,451 to its shareholders on December 26, 2014, in the form of stock dividends equal to 8,638.179 shares of stock

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2014 to April 30, 2015, the Series purchased $55,705 of common stock. During the same period, the Series sold $0 of common stock. The Series also sold a 150,000 par value
Treasury Bill.

For the year ended October 31, 2014, the Series purchased $307,725 of common stock. During the same period, the Series sold $228,311 of common stock. The Series also purchased a 150,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $23,897 of common stock.

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

At April 30, 2014, the gross unrealized appreciation for all securities totaled $ 736,461 and the gross unrealized depreciation for all securities totaled $20,271, or a net unrealized appreciation of $716,190. The aggregate cost of securities for federal income tax purposes at April 30, 2014 was $670,220.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986 or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272 or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2014 to April 30, 2015, and the years ended October 31, 2014, October 31, 2013 and October 31, 2012, the fund paid investment adviser fees of $10,350, $19,210, $15,688, and $13,035 respectively.

On April 30, 2015 the fund had $1,750 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Balance at October 31, 2011                      64,927.061    $ 756,869

Shares sold during 2012                           6,569.287       98,950
Shares redeemed during 2012                        (555.259)      (7,954)

Balance at October 31, 2012                      70,941.089    $ 847,865


Shares sold during 2013                           6,650.966      113,714
Shares redeemed during 2013                        (494.809)      (8,233)

Balance at October 31, 2013                      77,097.246   $  953,346

Shares sold during 2014                           2,750.651       58,733
Shares redeemed during 2014                        (677.171)     (14,657)

Balance at October 31, 2014                      79,170.726   $  997,422

Shares sold during period                         2,119.732       45,938
Shares redeemed during period                      (476.134)     (10,747)
Shares issued as 12/26/14 Stock Dividend          8,638.179      180,451

Balance at April 30, 2015                        89,452.503   $1,213,064



GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2014 TO APRIL 30, 2015,
FOR THE YEARS ENDED OCTOBER 31, 2014, 2013, 2012, 2011 AND 2010
(UNAUDITED)

                   April  October  October  October  October  October
                    2015     2014     2013     2012     2011     2010
NET ASSET VALUE,
   beginning of
   period         $22.41   $20.16   $15.53   $14.70   $13.41  $ 10.64

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)         (0.06)   (0.08)   (0.08)   (0.11)   (0.13)   (0.02)
  Net gain (loss) on
    securities both
    realized and
    unrealized      0.76     2.33     4.71     0.94     1.42     2.79
Total from investment
    operations      0.80     2.25     4.63     0.83     1.29     2.77

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Distribution of
     Capital Gains (2.27)    0.00     0.00     0.00     0.00     0.00
   Distribution of
     Ordinary Income 0.00    0.00     0.00     0.00     0.00     0.00
Total Stock Dividend
   Distributions   (2.27)    0.00     0.00     0.00     0.00     0.00

NET ASSET VALUE, end of
   period          $20.84   $22.41  $20.16   $15.53  $ 14.70  $ 13.41

NET ASSETS, end of period
   $1,864,112 $1,774,261 $1,554,267 $1,101,480  $954,159   $829,725


                   Actual** Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO AVERAGE
   NET ASSETS*     0.86%**  1.68%    1.74%    1.97%    2.00%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE
   REIMBURSEMENT*  0.86%**  1.68%    1.74%    1.97%    2.06%    2.28%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
   NET ASSETS*    (0.31)%**(0.38)%  (0.45)%  (0.72)%  (0.91)%  (0.17)%

PORTFOLIO TURNOVER RATE*
                   0.00%** 13.65%    0.00%    0.05%    1.91%    0.00%

TOTAL RETURN       3.10%   11.16%   29.81%    5.65%    9.62%   26.03%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2014 to April 30, 2015.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/14     4/30/15 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,087.90	        0.81%	      $  4.19
Greater Western
   New York Series	  1,000.00	  1,031.00	        1.01%	      $  5.09
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        0.81%	      $  4.07
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.01%	      $  5.07

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 54  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Betsy Kay Carosa, 55    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 56   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 55   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 55 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 70    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Lois Irwin, 63         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 55 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2014     10/31/2013

            Audit Fees              $12,790          $12,150

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 1,215          $ 1,350
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1) Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191;
                    Form N-1A filed on October 30, 2003 with
                    Accession Number 0001038199-02-000005).

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 26, 2015



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 26, 2015